SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	24 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts Receivable

	2011	2010
Balance at beginning of year	$(261)	$(766)
Charges to expense	(28)	145
Deductions	153	360

Balance at end of year	$(136)	$(261)

Schedule of Useful Lives of Property and Equipment

	2011	2010
Land and Buildings	$1,800	$1,800
Leasehold Improvements	499	472
Machinery and Equipment	8,624	8,466
Construction in Progress	232	80
Vehicles	927	923
Office and Computer Equipment	2,395	2,494

	14,477	14,235
Less: Accumulated Depreciation	(9,017)	(7,460)

	$5,460	$6,775

Schedule of the Company's Product Warranty Activity

	December 31, 2011	December 31, 2010
Balance at beginning of period	$217	$244
Warranty claims paid	(64)	(79)
Warranty expense (recovery)	(69)	52

Balance at end of period	$84	$217